Note 12	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or loss
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

FINANCIAL ASSETS AND LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
ASSETS
Debt securities	7.2.2	1,006	836	955
Total assets	8.1	1,006	836	955
LIABILITIES
Customer deposits		897	934	717
Debt certificates issued		5,997	4,597	3,977
Other financial liabilities: Unit-linked products		11,524	9,420	8,605
Total liabilities	8.1	18,417	14,952	13,299
This heading includes mainly liabilities linked to insurance products where the risk is assumed by the policyholder (Unit-link) products. Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated with such insurance products, there is no credit risk borne by the Group in relation to these liabilities.
In addition, debt securities are included in these headings to reduce inconsistencies (asymmetries) in the valuation of such operations and those operations used to manage the risk associated with them.